Shareholder Fees - Transamerica American Funds Managed Risk VP - Service	May 01, 2021
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none